Item 1: Report to Shareholders

Capital Opportunity Fund	June 30, 2006

The views and opinions in this report were current as of June 30, 2006. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act of 2002, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

REPORTS ON THE WEB

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Fellow Shareholders

The first six months of 2006 brought good news and bad news for the U.S. stock market. The good news: a resilient economy and continued strength in corporate profits, which boosted stocks early in the year. The bad news: an unexpected spike in the inflation rate and rising interest rates, which put downward pressure on stocks late in the period and erased nearly all of the market’s earlier gains. When the dust settled, the major stock indexes managed to post modestly positive results for the six-month period.

As the accompanying table shows, your fund’s return reflected the performance of the broader market. The Capital Opportunity Fund returned 2.45% in the first half of 2006, slightly behind the S&P 500 Stock Index and slightly ahead of the Lipper Large-Cap Core Funds Index. (Returns for Advisor and R Class shares reflected different fee structures.) For the 12 months ended June 30, 2006, the fund’s 7.71% return fell short of both the S&P 500 and the Lipper peer group index. Stock selection in the industrials and business services sector was the main reason behind the portfolio’s slight underperformance of the S&P 500 for the six-month period.

MARKET ENVIRONMENT

The U.S. economy bounced back in the first six months of 2006 after a brief slowdown caused by the destructive Gulf Coast hurricanes in the summer and fall of 2005. Economic growth surged to a 5.6% annual rate in the first quarter of the year and continued at a solid, though slower, pace in the second quarter. The healthy economy provided a further lift to corporate earnings growth, which continued to surpass expectations. Favorable economic and profit growth provided the catalyst for a stock market rally that lasted through the first four months of the year.

However, inflation concerns surfaced in the latter part of the six-month period as sharp increases in the consumer price index (off a low base) suggested that record-high prices for energy and other commodities were having a more substantial impact on retail prices. The Federal Reserve signaled its concern by continuing to raise short-term interest rates to their highest levels in more than five years. Jittery investors, who were expecting the Fed to indicate that its series of rate hikes was over, reacted by pushing stocks lower, and the market gave up most of its previous gains in the last six weeks of the period.

Small-cap stocks posted the best returns during the first half of 2006, but they also experienced the greatest volatility. The small-cap Russell 2000 Index returned 8.21%, well ahead of the 2.70% return of the large-cap S&P 500. Value stocks outperformed growth issues by a wide margin across all market capitalizations as investors grew increasingly risk averse.

Telecommunication services stocks were the best performers during the six-month period, benefiting from industry consolidation. The most economically sensitive sectors of the market—energy, materials, and industrials—also performed well. In contrast, the traditional growth sectors suffered the largest declines, led by information technology and health care. The widening investigation of stock option backdating had a large impact on these two sectors.

PORTFOLIO REVIEW

Energy stocks (10% of fund assets as of June 30, 2006) continued to have the most substantial positive impact on fund performance. In particular, energy equipment and services companies benefited from increased spending by oil production companies on infrastructure, equipment, and specialized services. The top contributor in the portfolio in the last six months was Schlumberger, the world’s largest oil field services company, which reported strong earnings as oil producers worldwide boosted spending to seek new sources of oil and gas. FMC Technologies, a smaller energy services provider, also performed well amid increasing demand for its undersea products. Oil and gas giant ExxonMobil, the fund’s largest holding as of June 30, was the second-best performance contributor in the portfolio. (Please refer to the fund’s portfolio of investments for a complete listing of the fund’s holdings and the amount each represents in the portfolio.)

The portfolio’s largest sector weighting was financials (21% of assets), which performed broadly in line with the overall market. Two of the best contributors in the sector were investment banks Goldman Sachs and JPMorgan Chase, both of which benefited from healthy capital markets and heavy merger activity. The fund’s exposure to real estate investment trusts (REITs) also contributed favorably to results; one of the better performers was office REIT CarrAmerica Realty, which was acquired by a private equity group. On the downside, global insurance conglomerate American International Group declined amid disappointing earnings and settlement costs related to scandals that led to the ouster of its long-time CEO more than a year ago. We maintained our position because the company has strong long-term fundamentals and the stock sells at an unusually discounted valuation.

Two of the smaller sectors within the portfolio, telecommunication services and utilities (each of which represented 3% of assets at the end of the period), posted strong returns in the first half of the year. In the telecommunications sector, we established a position in BellSouth early in the year. Improving profit margins at Cingular Wireless boosted BellSouth’s earnings, and the stock rose further following a takeover offer from AT&T. The top contributors in the utilities sector were diversified utility Duke Energy, which benefited from the strong performance of independent power producers, and Texas-based electric utility TXU.

Materials stocks, another small sector weighting in the portfolio (3% of assets), contributed the most to performance relative to the S&P 500. The outperformance in this sector was driven by metals and mining stocks, particularly steel producer Nucor and mining company BHP Billiton. Both companies benefited from strong demand and soaring prices.

The portfolio’s industrials and business services stocks (12% of fund assets) produced solid gains but were nonetheless a primary cause of the fund’s underperformance versus the S&P 500. The main culprit here was our overweight in General Electric, which fell after reporting solid but unexciting results. We trimmed our position in GE but remain overweight because we believe the company is well positioned to prosper in the slowing economic environment that we foresee. On the positive side, farm machinery manufacturer Deere rallied on better-than-expected earnings. However, we sold our Deere holdings, preferring other industrial stocks such as Tyco International, where we feel the upside potential is greater.

The only two sectors of the portfolio to post negative returns in the first half of 2006 were information technology (15% of assets) and health care (12% of assets). Many of the 10 worst contributors came from these sectors; among them were technology bellwethers Intel and Microsoft. Chipmaker Intel continued to lose market share to rival Advanced Micro Devices, while software titan Microsoft announced a $2 billion spending initiative that was not well received by the market. A newly established position in Apple Computer also failed to bear fruit as lower-than-expected iPod sales weighed on the stock.

In the health care sector, managed care company UnitedHealth Group, which is under investigation for backdating stock option grants to top executives, was one of the largest detractors in the portfolio. While we were disappointed to learn of the company’s options practices, we do not believe this issue will have a major impact on future profitability. Medical device makers Boston Scientific and Medtronic were also noteworthy detractors from performance. Both companies were hurt by concerns about product safety and slowing sales of implantable heart defibrillators.

NONINDEX HOLDINGS

Our investment approach involves maintaining neutral sector weightings compared with the S&P 500 and then adding value through individual stock selection. Typically, our search for potential capital appreciation leads us to invest a portion of the portfolio in stocks not represented in the index. On balance, these nonindex holdings contributed positively to performance in the first half of 2006. The leading performers included FMC Technologies and BHP Billiton, both of which were discussed previously, as well as wireless tower operator Crown Castle International and gaming company Wynn Resorts.

However, our position in nonindex stocks dropped from 9% to 7% of the portfolio during the period. The decline did not result from any specific reallocation on our part, but rather from merger activity and changes to the composition of the S&P 500. Several portfolio holdings were added to the S&P 500 in the first six months of 2006, including asset manager Legg Mason, networking systems provider Juniper Networks, and search firm Google. Other nonindex holdings—such as CarrAmerica Realty and wireless provider Nextel Partners—were taken out via acquisition.

OUTLOOK

Recent increases in inflation and interest rates have rattled equity investors, but we remain positive in our outlook for the stock market. We expect the economic expansion to continue in the second half of 2006 and into 2007, albeit at a slower rate, which should augur well for further revenue and profit growth at many public companies. In addition, corporate America has spent the last several years cutting costs and shoring up balance sheets, resulting in a much stronger financial position.

That said, earnings growth is likely to moderate in the coming quarters, increasing the importance of diligent stock selection. This plays right into our strength—using comprehensive analysis to find stocks that will produce the best results over the long run.

Respectfully submitted,

William J. Stromberg
President of the fund and chairman of its Investment Advisory Committee

July 17, 2006

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund’s investment program.

RISKS OF INVESTING

As with all stock mutual funds, the fund’s share price can fall because of weakness in the stock market, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

GLOSSARY

Federal funds target rate: An overnight lending rate set by the Federal Reserve and used by banks to meet reserve requirements. Banks also use the fed funds rate as a benchmark for their prime lending rates.

Lipper indexes: Consist of a small number (10 to 30) of the largest mutual funds in a particular category as tracked by Lipper Inc.

Russell 2000 Index: Tracks the stocks of 2,000 small U.S. companies.

S&P 500 Stock Index: Tracks the stocks of 500 mostly large U.S. companies.

PORTFOLIO HIGHLIGHTS

CONTRIBUTIONS TO THE CHANGE IN NET ASSET VALUE PER SHARE

Six Months Ended 6/30/06

Best Contributors		Worst Contributors	
Schlumberger	4¢	Intel	-5¢
ExxonMobil	4	Microsoft	-4
BellSouth	4	GE	-3
Nucor	2	UnitedHealth Group	-3
Kohl's	2	American International Group	-3
GM	2	Amgen	-2
Cisco Systems	2	Apple Computer**	-2
Goldman Sachs	2	Boston Scientific	-2
Deere*	2	Medtronic	-2
Chevron	2	Dell	-2
Total	26¢	Total	-28¢

12 Months Ended 6/30/06

Best Contributors		Worst Contributors	
Schlumberger	7¢	Dell	-7¢
JPMorgan Chase	4	Intel	-6
BellSouth**	4	Pfizer	-4
Nucor**	4	GE	-2
Altria Group	3	Boston Scientific	-2
Goldman Sachs	3	Johnson & Johnson	-2
ExxonMobil	3	Apple Computer**	-2
E*TRADE Financial	3	Microsoft	-2
QUALCOMM	3	UnitedHealth Group	-1
Crown Castle International	2	Fifth Third Bancorp	-1
Total	36¢	Total	-29¢

* Position eliminated
** Position added

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns had been earned at a constant rate.

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Please note that the fund has three share classes: The original share class (“investor class”) charges no distribution and service (12b-1) fee; Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee; R Class shares are available to retirement plans serviced by intermediaries and charge a 0.50% 12b-1 fee. Each share class is presented separately in the table.

Actual Expenses
The first line of the following table (“Actual”) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (“Hypothetical”) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual small-account maintenance fee of $10, generally for accounts with less than $2,000 ($500 for UGMA/UTMA). The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more, accounts employing automatic investing, and IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price (although a separate custodial or administrative fee may apply to such accounts). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Unaudited

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

Investor Class

	6 Months Ended 6/30/06**	Year Ended 12/31/05**	12/31/04	12/31/03	12/31/02	12/31/01
NET ASSET VALUE						
Beginning of period	$ 13.85	$ 13.31	$ 12.03	$ 9.23	$ 11.91	$ 13.26
Investment activities						
Net investment income	0.08	0.10	0.09	0.03	0.03	0.01
Net realized and unrealized gain (loss)	0.26	0.51	1.28	2.81	(2.68)	(1.35)
Total from investment activities	0.34	0.61	1.37	2.84	(2.65)	(1.34)
Distributions						
Net investment income	–	(0.07)	(0.09)	(0.04)	(0.03)	(0.01)
NET ASSET VALUE						
End of period	**$ 14.19**	**$ 13.85**	**$ 13.31**	**$ 12.03**	**$ 9.23**	**$ 11.91**

Ratios/Supplemental Data

Total return^	**2.45%**	**4.58%**	**11.39%**	**30.78%**	**(22.25)%**	**(10.10)%**
Ratio of total expenses to average net assets	0.82%†	1.02%	1.20%	1.41%	1.37%	1.25%
Ratio of net investment income to average net assets	1.13%†	0.76%	0.76%+	0.30%	0.27%	0.08%
Portfolio turnover rate	55.3%†	46.2%	44.3%	47.5%	48.2%	53.6%
Net assets, end of period (in thousands)	$ 187,112	$ 177,252	$ 91,969	$ 75,835	$ 57,340	$ 76,786

** Per share amounts calculated using average shares outstanding method.

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

† Annualized

+ Includes the effect of a one-time special dividend (0.35% of average net assets) that is not expected to recur.

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

Portfolio of Investments †

(Cost and value in $ 000s)

	Shares/$ Par	Value
COMMON STOCKS 99.1%		
CONSUMER DISCRETIONARY 9.7%		
Automobiles 0.3%		
GM	19,100	569
		569
Diversified Consumer Services 0.1%		
Apollo Group, Class A (1)	1,800	93
		93
Hotels, Restaurants & Leisure 1.0%		
Carnival	9,900	413
Harrah's Entertainment	3,900	278
International Game Technology	10,700	406
Marriott, Class A	6,600	251
Panera Bread, Class A (1)	2,500	168
Starbucks (1)	8,000	302
Wynn Resorts (1)	1,800	132
		1,950
Household Durables 0.5%		
D. R. Horton	8,300	198
Fortune Brands	2,300	163
Harman International	1,500	128
Lennar, Class A	7,500	333
Standard Pacific	3,300	85
		907
Internet & Catalog Retail 0.2%		
Amazon.com (1)	11,600	449
		449
Leisure Equipment & Products 0.2%		
Brunswick	3,600	120
Mattel	8,800	145
		265

Media 3.4%		
Comcast, Special Class A (1)	34,300	1,123
Disney	27,200	816
Dow Jones	1,900	67
EchoStar Communications, Class A (1)	9,900	305
Gannett	3,850	215
Lamar Advertising (1)	8,400	452
Liberty Media Capital, Class A (1)	3,105	260
Liberty Media Interactive, Class A (1)	1,325	23
McGraw-Hill	4,400	221
Meredith	900	45
News Corp., Class A	14,500	278
Omnicom	3,900	347
Scripps, Class A	2,000	86
Time Warner	52,700	912
Tribune	5,200	169
Univision Communications, Class A (1)	8,400	281
Viacom, Class B (1)	20,400	731
Washington Post, Class B	87	68
		6,399
Multiline Retail 1.5%		
Kohl's (1)	31,000	1,833
Target	21,040	1,028
		2,861
Specialty Retail 2.4%		
Bed Bath & Beyond (1)	16,500	548
Best Buy	8,425	462
Home Depot	41,640	1,490
Lowes	11,180	678
Ross Stores	11,500	323
Staples	11,400	277
TJX	27,000	617
		4,395

Textiles, Apparel, & Luxury Goods 0.1%		
Nike, Class B	3,100	251
		251
Total Consumer Discretionary		18,139
CONSUMER STAPLES 9.7%		
Beverages 2.3%		
Anheuser-Busch	13,475	614
Coca-Cola	39,940	1,718
Coca-Cola Enterprises	7,500	153
PepsiCo	30,265	1,817
		4,302
Food & Staples Retailing 2.5%		
Costco Wholesale	6,400	366
CVS	14,200	436
Kroger	7,100	155
Sysco	11,300	345
Wal-Mart	51,160	2,464
Walgreen	19,200	861
		4,627
Food Products 0.7%		
Campbell Soup	4,510	167
General Mills	10,955	566
Heinz	2,565	106
Kellogg	7,390	358
McCormick	2,500	84
Sara Lee	4,600	74
		1,355
Household Products 2.3%		
Clorox	2,500	153
Colgate-Palmolive	8,585	514

Kimberly-Clark	6,100	376
Procter & Gamble	59,061	3,284
		4,327
Personal Products 0.2%		
Avon	10,500	326
		326
Tobacco 1.7%		
Altria Group	43,510	3,195
		3,195
Total Consumer Staples		18,132
ENERGY 10.3%		
Energy Equipment & Services 2.8%		
Baker Hughes	7,920	648
BJ Services	8,280	309
FMC Technologies (1)	5,090	343
Grant Prideco (1)	8,600	385
Halliburton	3,900	289
Nabors Industries (1)	8,400	284
National Oilwell Varco (1)	2,500	158
Schlumberger	33,880	2,206
Transocean (1)	7,640	614
		5,236
Oil, Gas & Consumable Fuels 7.5%		
Anadarko Petroleum	8,308	396
Chevron	37,672	2,338
ConocoPhillips	19,620	1,286
CONSOL Energy	4,700	219
Devon Energy	4,500	272
EOG Resources	4,340	301
ExxonMobil	103,828	6,370
Murphy Oil	11,600	648

Occidental Petroleum	4,530	464
Total ADR	5,660	371
Valero Energy	8,000	532
Williams Companies	26,700	624
XTO Energy	7,300	323
		14,144
Total Energy		19,380

FINANCIALS 21.3%

Capital Markets 3.9%

Affiliated Managers Group (1)	1,700	148
Ameriprise Financial	7,800	348
E*TRADE Financial (1)	37,700	860
Franklin Resources	3,000	261
Goldman Sachs	11,200	1,685
Investors Financial Services	6,700	301
Janus Capital Group	3,700	66
Legg Mason	4,800	478
Lehman Brothers	11,700	762
Merrill Lynch	5,200	362
Morgan Stanley	16,000	1,011
State Street	9,500	552
TD Ameritrade Holding	28,100	416
		7,250

Commercial Banks 4.3%

Fifth Third Bancorp	48,800	1,803
First Horizon National	18,000	724
National City	26,300	952
PNC Financial Services Group	1,900	133
SunTrust	9,600	732
Synovus Financial	31,700	849
U.S. Bancorp	34,900	1,078

Wells Fargo	26,300	1,764
		8,035
Consumer Finance 1.2%		
American Express	18,400	979
Capital One Financial	6,300	539
SLM Corporation	14,800	783
		2,301
Diversified Financial Services 5.8%		
Bank of America	41,696	2,006
CBOT Holdings, Class A (1)	2,700	323
Chicago Mercantile Exchange Holdings	920	452
Citigroup	81,500	3,931
JPMorgan Chase	91,700	3,851
Moody's	4,200	229
		10,792
Insurance 4.3%		
AFLAC	9,400	436
American International Group	49,200	2,905
Axis Capital Holdings	5,700	163
Genworth Financial, Class A	12,100	421
Hartford Financial Services	10,900	922
Lincoln National	6,865	387
Marsh & McLennan	22,000	592
MetLife	3,600	184
Progressive Corporation	12,400	319
Prudential Financial	10,800	839
St. Paul Travelers Companies	11,859	529
Willis Group Holdings	3,700	119
XL Capital	5,100	313
		8,129
Real Estate Investment Trusts (REITs) 1.2%		
Archstone-Smith Trust, REIT	10,100	514

Boston Properties, REIT	6,300	569
CapitalSource, REIT	18,716	439
Kimco Realty, REIT	3,200	117
Potlatch, REIT	1,556	59
ProLogis, REIT	5,700	297
Simon Property Group, REIT	2,900	240
		2,235
Thrifts & Mortgage Finance 0.6%		
Countrywide Credit	22,800	868
Washington Mutual	7,600	347
		1,215
Total Financials		39,957
HEALTH CARE 12.1%		
Biotechnology 1.4%		
Amgen (1)	19,700	1,285
Biogen Idec (1)	6,770	314
Cephalon (1)	1,900	114
Genentech (1)	1,890	155
Genzyme (1)	4,000	244
Gilead Sciences (1)	8,880	525
		2,637
Health Care Equipment & Supplies 1.6%		
Alcon	1,800	177
Baxter International	12,800	470
Boston Scientific (1)	34,100	574
Medtronic	22,100	1,037
St. Jude Medical (1)	9,900	321
Stryker	2,700	114
Zimmer Holdings (1)	4,100	233
		2,926

Wyeth	22,400	995
		11,730
Total Health Care		22,773
INDUSTRIALS & BUSINESS SERVICES 12.0%		
Aerospace & Defense 2.4%		
Boeing	11,400	934
General Dynamics	10,000	654
Goodrich	10,100	407
Honeywell International	30,100	1,213
Rockwell Collins	12,200	682
United Technologies	10,300	653
		4,543
Air Freight & Logistics 0.9%		
UPS, Class B	21,000	1,729
		1,729
Airlines 0.2%		
Southwest Airlines	21,300	349
		349
Building Products 0.2%		
American Standard	8,600	372
		372
Commercial Services & Supplies 0.9%		
Avery Dennison	4,000	232
Cendant	23,120	377
Cintas	2,100	83
Pitney Bowes	6,600	273
Republic Services	7,900	319
Robert Half International	3,840	161
Waste Management	8,300	298
		1,743

Construction & Engineering 0.1%		
Fluor	1,700	158
		158
Electrical Equipment 0.0%		
American Power Conversion	4,200	82
		82
Industrial Conglomerates 4.6%		
3M	6,200	501
GE	186,700	6,153
Tyco International	69,200	1,903
		8,557
Machinery 1.8%		
Caterpillar	5,200	387
Danaher	26,100	1,679
Eaton	2,800	211
Illinois Tool Works	18,400	874
Pall	8,200	230
		3,381
Road & Rail 0.9%		
Norfolk Southern	12,500	665
Union Pacific	10,100	939
		1,604
Total Industrials & Business Services		22,518
INFORMATION TECHNOLOGY 14.7%		
Communications Equipment 2.5%		
Cisco Systems (1)	110,300	2,154
Comverse Technology (1)	3,200	63
Corning (1)	9,700	235
Juniper Networks (1)	36,300	580
Lucent Technologies (1)	169,200	410

Motorola	22,900	461
Nokia ADR	20,400	413
QUALCOMM	7,100	285
		4,601
Computers & Peripherals 2.8%		
Apple Computer (1)	27,400	1,565
Dell (1)	40,300	984
EMC (1)	38,300	420
Hewlett-Packard	5,800	184
IBM	16,400	1,260
Sun Microsystems (1)	212,200	880
		5,293
Electronic Equipment & Instruments 0.8%		
CDW	2,600	142
Flextronics (1)	22,200	236
Jabil Circuit	13,300	340
Symbol Technologies	41,700	450
Tektronix	10,200	300
		1,468
Internet Software & Services 1.5%		
CNET Networks (1)	9,000	72
Google, Class A (1)	4,100	1,719
Monster Worldwide (1)	4,100	175
VeriSign (1)	4,100	95
Yahoo! (1)	22,700	749
		2,810
IT Services 1.0%		
Accenture, Class A	12,330	349
Affiliated Computer Services, Class A (1)	2,700	139
Automatic Data Processing	13,650	619
First Data	13,000	586

Fiserv (1)	2,900	132
		1,825
Semiconductor & Semiconductor Equipment 2.8%		
Analog Devices	18,800	604
Applied Materials	41,500	676
Broadcom, Class A (1)	5,900	177
Intel	124,200	2,354
Linear Technology	5,100	171
Marvell Technology Group (1)	7,900	350
Maxim Integrated Products	15,200	488
Xilinx	23,500	532
		5,352
Software 3.3%		
Adobe Systems (1)	9,300	282
Electronic Arts (1)	3,900	168
McAfee (1)	20,600	500
Microsoft	158,000	3,681
NAVTEQ (1)	4,900	219
Oracle (1)	60,800	881
Red Hat (1)	13,100	307
Symantec (1)	11,428	178
		6,216
Total Information Technology		27,565
MATERIALS 2.6%		
Chemicals 1.2%		
Dow Chemical	18,100	707
DuPont	16,500	686
Ecolab	7,000	284
Monsanto	4,800	404
Potash Corp. of Saskatchewan	2,000	172

Sigma Aldrich	1,100	80
		2,333
Metals & Mining 1.0%		
Alcan	4,300	202
Alcoa	7,200	233
BHP Billiton ADR	9,650	416
Newmont Mining	8,400	445
Nucor	8,800	477
		1,773
Paper & Forest Products 0.4%		
Bowater	3,900	89
International Paper	14,000	452
Weyerhaeuser	4,600	286
		827
Total Materials		4,933
TELECOMMUNICATION SERVICES 3.3%		
Diversified Telecommunication Services 1.6%		
BellSouth	18,900	684
Telus (Non-voting shares)	22,600	913
Verizon Communications	42,400	1,420
		3,017
Wireless Telecommunication Services 1.7%		
Alltel	7,400	472
American Tower Systems, Class A (1)	28,017	872
Crown Castle International (1)	24,400	843
Rogers Communications, Class B	9,100	367
Sprint Nextel	35,119	702
		3,256
Total Telecommunication Services		6,273

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

Statement of Operations

($ 000s)

	6 Months Ended 6/30/06
Investment Income (Loss)	
Income	
Dividend	$ 1,786
Interest	4
Securities lending	2
Total income	1,792
Expenses	
Investment management	467
Shareholder servicing	
Investor Class	113
Custody and accounting	100
Registration	38
Prospectus and shareholder reports	
Investor Class	13
Legal and audit	10
Proxy and annual meeting	5
Directors	3
Rule 12b-1 fees	
Advisor Class	1
R Class	1
Miscellaneous	4
Total expenses	755
Net investment income	1,037
Realized and Unrealized Gain (Loss)	
Net realized gain (loss)	
Securities	1,872
Futures	27
Net realized gain	1,899
Change in net unrealized gain (loss)	
Securities	1,420
Futures	3
Change in net unrealized gain	1,423
Net realized and unrealized gain	3,322
INCREASE IN NET ASSETS FROM OPERATIONS	$ 4,359

The accompanying notes are an integral part of these financial statements.

Unaudited

Statement of Changes in Net Assets

($ 000s)

	6 Months Ended 6/30/06	Year Ended 12/31/05
Increase (Decrease) in Net Assets		
Operations		
Net investment income	$ 1,037	$ 893
Net realized gain	1,899	4,187
Change in net unrealized gain	1,423	2,871
Increase in net assets from operations	4,359	7,951
Distributions to shareholders		
Net investment income		
Investor Class	–	(893)
Advisor Class	–	(1)
R Class	–	(1)
Decrease in net assets from distributions	–	(895)
Capital share transactions*		
Shares sold		
Investor Class	21,772	97,498
Advisor Class	139	–
Distributions reinvested		
Investor Class	–	444
Advisor Class	–	1
R Class	–	1
Shares redeemed		
Investor Class	(16,262)	(19,695)
Advisor Class	(15)	–
Increase in net assets from capital share transactions	5,634	78,249
Net Assets		
Increase during period	9,993	85,305
Beginning of period	177,774	92,469
End of period	**$ 187,767**	**$ 177,774**
Undistributed net investment income	1,039	2

The accompanying notes are an integral part of these financial statements.

Unaudited

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Capital Opportunity Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth by investing primarily in U.S. common stocks. The fund has three classes of shares: the Capital Opportunity Fund original share class, referred to in this report as the Investor Class, offered since November 30, 1994; the Capital Opportunity Fund—Advisor Class (Advisor Class), offered since December 31, 2004; and the Capital Opportunity Fund—R Class (R Class), offered since December 31, 2004. Advisor Class shares are sold only through unaffiliated brokers and other unaffiliated financial intermediaries, and R Class shares are available to retirement plans serviced by intermediaries. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to all classes, and, in all other respects, the same rights and obligations as the other classes.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the fund ultimately realizes upon sale of the securities.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Debt securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Currency Translation Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Class Accounting The Advisor Class and R Class each pay distribution, shareholder servicing, and/or certain administrative expenses in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% and 0.50%, respectively, of the class’s average daily net assets. Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.

Rebates and Credits Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are reflected as realized gain on securities in the accompanying financial statements and totaled $6,000 for the six months ended June 30, 2006. Additionally, the fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund’s custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Payments (“variation margin”) made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unsettled variation margin on futures contracts is reflected as other assets or liabilities, and unrealized gains and losses on futures contracts are reflected as the change in net unrealized gain or loss in the accompanying financial statements. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid by each class on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Futures Contracts During the six months ended June 30, 2006, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund’s lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At June 30, 2006, there were no securities on loan.

Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $57,674,000 and $50,530,000, respectively, for the six months ended June 30, 2006.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2006.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2005, the fund had $10,643,000 of unused capital loss carryforwards, of which $919,000 expire in 2009, $6,883,000 expire in 2010, and $2,841,000 that expire in 2011.

At June 30, 2006, the cost of investments for federal income tax purposes was $169,158,000. Net unrealized gain aggregated $18,664,000 at period-end, of which $24,560,000 related to appreciated investments and $5,896,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.20% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.29% for assets in excess of $160 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2006, the effective annual group fee rate was 0.31%.

Each class is also subject to a contractual expense limitation through the limitation dates indicated in the table below. During the limitation period, the manager is required to waive its management fee and reimburse a class for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the class’s ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation. Each class is required to repay the manager for expenses previously reimbursed and management fees waived to the extent the class’s net assets have grown or expenses have declined sufficiently to allow repayment without causing the class’s expense ratio to exceed its expense limitation. However, no repayment will be made more than three years after the date of any reimbursement or waiver or later than the repayment dates indicated in the table below.

At June 30, 2006, there were no amounts subject to repayment. For the six months ended June 30, 2006, each class operated below its expense limitation.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share prices and provides certain other administrative services to the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund’s transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and R Class. For the six months ended June 30, 2006, expenses incurred pursuant to these service agreements were $51,000 for Price Associates, $79,000 for T. Rowe Price Services, Inc., and $7,000 for T. Rowe Price Retirement Plan Services, Inc. The total amount payable at period-end pursuant to these service agreements is reflected as Due to Affiliates in the accompanying financial statements.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the six months ended June 30, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $45,000, and the value of shares of the T. Rowe Price Reserve Funds held at June 30, 2006, and December 31, 2005, was $1,631,000 and $1,457,000, respectively.

As of June 30, 2006, T. Rowe Price Group, Inc. and/or its wholly owned subsidiaries owned 406,835 shares of the Investor Class, 18,850 shares of the Advisor Class, and 18,810 shares of the R Class, aggregating 3% of the fund’s net assets.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words “Company Info” at the top of our homepage for individual investors. Then, in the window that appears, click on the “Proxy Voting Policy” navigation button in the top left corner.

Each fund’s most recent annual proxy voting record is available on our Web site and through the SEC’s Web site. To access it through our Web site, follow the directions above, then click on the words “Proxy Voting Record” at the bottom of the Proxy Voting Policy page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

On March 8, 2006, the fund’s Board of Directors unanimously approved the investment advisory contract (Contract) between the fund and its investment manager, T. Rowe Price Associates, Inc. (Manager). The Board considered a variety of factors in connection with its review of the Contract, also taking into account information provided by the Manager during the course of the year, as discussed below:

Services Provided by the Manager
The Board considered the nature, quality, and extent of the services provided to the fund by the Manager. These services included, but were not limited to, management of the fund’s portfolio and a variety of activities related to portfolio management. The Board also reviewed the background and experience of the Manager’s senior management team and investment personnel involved in the management of the fund. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Manager.

Investment Performance of the Fund
The Board reviewed the fund’s average annual total return over the 1-, 3-, 5-, and 10-year periods as well as the fund’s year-by-year returns and compared these returns with previously agreed upon comparable performance measures and market data, including those supplied by Lipper and Morningstar, which are independent providers of mutual fund data. On the basis of this evaluation and the Board’s ongoing review of investment results, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Manager under the Contract and other benefits that the Manager (and its affiliates) may have realized from its relationship with the fund, including research received under “soft dollar” agreements. The Board noted that the use of soft dollars as a means of paying for third-party, non-broker research had been eliminated. The Board also received information on the estimated costs incurred and profits realized by the Manager and its affiliates from advising T. Rowe Price mutual funds, as well as estimates of the gross profits realized from managing the fund in particular. The Board concluded that the Manager’s profits were reasonable in light of the services provided to the fund. The Board also considered whether the fund or other funds benefit under the fee levels set forth in the Contract from any economies of scale realized by the Manager. Under the Contract, the fund pays a fee to the Manager composed of two components—a group fee rate based on the aggregate assets of certain T. Rowe Price mutual funds (including the fund) that declines at certain asset levels and an individual fund fee rate that is assessed on the assets of the fund. The Board concluded that the advisory fee structure for the fund continued to provide for a reasonable sharing of benefits from any economies of scale with the fund’s investors.

Fees
The Board reviewed the fund’s management fee rate, operating expenses, and total expense ratio (for the Investor Class, Advisor Class, and R Class) and compared them with fees and expenses of other comparable funds based on information and data supplied by Lipper. The information provided to the Board indicated that the fund’s management fee rate for all three classes and expense ratio for the Investor Class and Advisor Class were generally below the median for comparable funds and that the expense ratio for the R Class was generally above the median for comparable funds. The Board also reviewed the fee schedules for comparable privately managed accounts of the Manager and its affiliates. Management informed the Board that the Manager’s responsibilities for privately managed accounts are more limited than its responsibilities for the fund and other T. Rowe Price mutual funds that it or its affiliates advise. On the basis of the information provided, the Board concluded that the fees paid by the fund under the Contract were reasonable.

Approval of the Contract
As noted, the Board approved the continuation of the Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund to approve the continuation of the Contract, including the fees to be charged for services thereunder.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Capital Opportunity Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	August 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	August 18, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	August 18, 2006